Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net income	$ 168,551	$ (162,861)
Carrying amount of investments	37,740		$ 73,777
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets	141,433	145,741
Net income	70,224	67,263
Dividends declared	(146,974)	(45,385)
Discount on dividends payable	3,654
Other comprehensive income/(loss)	1,785	(8,544)
Closing net assets	70,122	159,075
Group's share of net assets	35,061	79,538
Goodwill	2,795	3,000
Elimination of unrealized profits on sales to SHPL	(116)
Carrying amount of investments	$ 37,740	$ 82,538	$ 73,461